DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
March 31, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
26.65% of Net Assets
Athens AL	4.125%	05/01/2044	Aa2	$250,000	$246,078
Athens AL	4.250	05/01/2049	Aa2	250,000	234,918
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	310,766
Cherokee County AL Board of Education Tax Warrants	4.250	12/01/2042	A1	150,000	149,460
Cullman AL Board of Education Special Tax School Warrants	4.000	03/01/2044	A1	250,000	238,283
Cullman AL Board of Education Special Tax School Warrants	4.125	03/01/2049	A1	250,000	226,045
Enterprise AL Board of Education Special Tax School Warrants	4.000	03/01/2044	AA*	250,000	238,283
Florence AL City Board of Education Special Tax School Warrants	4.000	03/01/2046	Aa3	225,000	206,406
Guntersville AL Warrants	3.000	08/01/2040	AA-*	250,000	213,553
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	150,000	133,271
Jackson County AL Board of Education School Tax Warrants	3.000	03/01/2038	AA*	350,000	310,324
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	Aa3	795,000	766,885
Lauderdale County AL Board of Education Special Tax School Warrants	5.000	02/01/2044	AA*	155,000	163,514
Lauderdale County AL Board of Education Special Tax School Warrants	4.125	02/01/2049	AA*	250,000	226,410
Mountain Brook AL City Board of Education	3.000	03/01/2042	Aa1	250,000	209,218
Pell City AL Warrants	4.500	02/01/2042	AA*	200,000	204,312
Pike Road AL Warrants	5.000	03/01/2043	AA+*	250,000	264,813
Saint Clair County AL Board of Education Special Tax Warrants	5.000	02/01/2040	A1	125,000	133,946
Saint Clair County AL Board of Education Special Tax Warrants	4.000	02/01/2044	A1	500,000	476,630
Troy AL Public Educational Building Authority	5.250	12/01/2036	A1	30,000	30,004
					4,983,119
PUBLIC FACILITIES REVENUE BONDS
26.04% of Net Assets
Adamsville AL Warrants	3.000	09/01/2045	AA*	250,000	194,370
AL State Corrections Institution Finance Authority	5.000	07/01/2042	Aa2	350,000	369,166
Alabama State Corrections Finance Authority	5.250	07/01/2047	Aa2	100,000	103,929
Alabaster AL Public Building Authority	5.000	05/01/2045	A1	230,000	240,934
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,078
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,320
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	140,078
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	400,000	411,455
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	257,160
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	12/01/2043	AA*	500,000	528,625
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	250,340
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	500,145
Cherokee County AL Public Building Authority	4.125	07/01/2044	A2	350,000	336,714
Helena AL Warrants	4.000	01/01/2049	AA*	350,000	311,920
Irondale AL Public Building Authority	4.000	10/01/2049	AA-*	425,000	374,128
Montgomery County AL Public Building Authority	5.000	03/01/2036		350,000	358,866
Tuscaloosa County AL Public Building Authority	4.000	10/01/2044	AA-*	250,000	238,040
					4,866,268
MUNICIPAL UTILITY REVENUE BONDS
14.39% of Net Assets
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	245,155
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	220,077
Guntersville AL Waterworks & Sewer Board Utility Revenue	4.250	08/01/2049	AA*	250,000	233,810
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	400,394
Montgomery AL Water Works	5.000	09/01/2044	Aa1	115,000	123,200
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	245,468
Prattville AL Sewer Warrants	4.000	11/01/2042	AA*	375,000	360,454
Roanoke AL Utilities Board Water & Gas & Sewer Revenue	4.375	08/15/2049	AA*	250,000	243,383
Talladega AL Water & Sewer Revenue	3.000	09/01/2046	AA*	250,000	187,005
Tuskegee AL Utilities Board	3.000	08/01/2037	A1	260,000	238,722
Warrior River AL Water Authority	4.000	08/01/2043	AA*	200,000	192,002
					2,689,670
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.29% of Net Assets
AL Community College System Gadsden State Community College	5.000	06/01/2038	A1	325,000	331,698
AL State Public School & College Authority	4.000	11/01/2040	Aa1	250,000	249,720
AL State Public School & College Authority	4.000	09/01/2043	Aa1	250,000	243,258
Auburn University AL General Fee Revenue	4.000	06/01/2041	Aa2	285,000	277,704
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	380,688
Florence AL Public Educational Building Authority	5.250	11/01/2049	A1	350,000	365,211
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	303,855
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	500,000	518,630
					2,670,764
STATE AND LOCAL MORTGAGE/HOUSING BONDS
8.29% of Net Assets
AL State Housing Finance Authority	4.500	10/01/2044	Aa1	940,000	923,776
AL State Housing Finance Authority	4.550	10/01/2044	Aa1	245,000	244,392
AL State Housing Finance Authority	4.450	10/01/2044	Aa1	140,000	137,403
AL State Housing Finance Authority	4.700	10/01/2049	Aa1	245,000	244,655
					1,550,226

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
March 31, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.14% of Net Assets
Birmingham AL Warrants	4.000%	12/01/2035	Aa3	$250,000	$252,473
Elmore County AL Warrants	5.000	05/01/2047	AA*	250,000	256,577
Enterprise AL Warrants	4.625	10/01/2040	AA-*	250,000	258,400
Rainsville AL Warrants	4.000	01/01/2044	AA*	200,000	192,352
					959,802
PREREFUNDED BONDS
1.58% of Net Assets
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	294,393

REFUNDING BONDS
1.36% of Net Assets
Jefferson County AL Warrants	5.000	09/15/2035	AA+*	250,000	253,630

Total Investments 97.74% of Net Assets					$18,267,872

(cost $18,932,412 (See (a) below for further explanation)

Other assets in excess of liabilities 2.26%					422,892

Net Assets 100%					$18,690,764

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $18,932,412 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$35,216
Unrealized depreciation	(699,756)
Net unrealized depreciation	$(664,540)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2026.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	18,267,872
Level 3	Significant Unobservable Inputs	—

$18,267,872

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
30.96% of Net Assets
Adair County KY School District Finance Corporation	4.250%	09/01/2040	Aa3	$1,840,000	$1,853,230
Adair County KY School District Finance Corporation	4.250	09/01/2042	Aa3	1,270,000	1,271,181
Anderson County KY School District Finance Corporation	3.000	02/01/2029	Aa3	500,000	495,560
Bardstown Independent School District Finance Corporation	4.750	09/01/2044	Aa3	610,000	622,206
Bardstown KY Independent School District Finance Corporation	5.000	09/01/2048	Aa3	2,200,000	2,238,082
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2040	Aa3	1,495,000	1,482,382
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2042	Aa3	1,525,000	1,496,833
Beechwood KY Independent School District Finance Corporation	4.375	08/01/2042	Aa3	650,000	650,267
Bell County KY School District Finance Corporation	4.000	10/01/2042	Aa3	680,000	659,199
Bell County KY School District Finance Corporation	4.000	10/01/2043	Aa3	710,000	678,938
Boone County KY School District Finance Corporation	4.000	06/01/2029	Aa3	450,000	464,445
Bourbon County KY School District Finance Corporation	5.000	08/01/2028	Aa3	215,000	224,909
Bourbon County KY School District Finance Corporation	5.000	08/01/2029	Aa3	225,000	239,092
Bourbon County KY School District Finance Corporation	5.000	08/01/2030	Aa3	185,000	199,066
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	Aa3	695,000	700,699
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	Aa3	1,890,000	1,894,668
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	Aa3	2,215,000	2,219,142
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	Aa3	2,305,000	2,307,559
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	Aa3	2,395,000	2,396,293
Bowling Green KY School District Finance Corporation	4.000	04/01/2043	Aa3	3,085,000	2,977,796
Bowling Green KY School District Finance Corporation	4.000	04/01/2045	Aa3	2,500,000	2,356,750
Breckinridge County KY School District Finance Corporation	4.500	03/01/2049	Aa3	1,000,000	955,860
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	Aa3	1,820,000	1,824,295
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	Aa3	2,985,000	2,990,134
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	Aa3	3,075,000	3,076,968
Bullitt County KY School District Finance Corporation	4.000	03/01/2038	Aa3	575,000	580,422
Bullitt County KY School District Finance Corporation	4.000	02/01/2042	Aa3	1,485,000	1,437,465
Butler County KY School District Finance Corporation	4.000	03/01/2037	Aa3	360,000	365,108
Butler County KY School District Finance Corporation	4.250	03/01/2040	Aa3	755,000	758,511
Campbell County KY School District Finance Corporation	4.000	02/01/2045	Aa3	1,000,000	920,160
Campbellsville KY Independent School District Finance Corporation	4.500	06/01/2043	Aa3	685,000	694,604
Christian County KY School District Finance Corporation	4.500	10/01/2042	Aa3	3,555,000	3,650,630
Christian County KY School District Finance Corporation	4.500	10/01/2043	Aa3	3,605,000	3,671,657
Christian County KY School District Finance Corporation	4.500	10/01/2048	Aa3	3,000,000	2,933,520
Clark County KY School District Finance Corporation	4.000	03/01/2039	Aa3	3,090,000	3,106,624
Clark County KY School District Finance Corporation	4.000	03/01/2040	Aa3	1,475,000	1,467,168
Clay County KY School District Finance Corporation	4.250	09/01/2042	Aa3	1,500,000	1,500,675
Corbin KY Independent School District Finance Corporation	4.250	04/01/2042	Aa3	705,000	704,189
Corbin KY Independent School District Finance Corporation	4.250	04/01/2043	Aa3	500,000	492,855
Covington KY Independent School District Finance Corporation	4.000	06/01/2041	Aa3	490,000	484,483
Daviess County KY Board of Education	4.000	02/01/2044	Aa3	775,000	735,088
Dayton KY Independent School District Finance Corporation	4.000	04/01/2044	Aa3	2,210,000	2,079,875
Edmonson County KY School District Finance Corporation	5.000	02/01/2046	Aa3	1,045,000	1,070,707
Elizabethtown KY GO	4.625	06/01/2042	Aa3	745,000	766,702
Erlanger-Elsmere KY Board of Education	5.000	06/01/2046	Aa3	1,695,000	1,751,105
Erlanger-Elsmere KY Board of Education	4.875	06/01/2044	Aa3	1,000,000	1,032,930
Fairview KY Independent School District Finance Corporation	4.000	10/01/2041	Aa3	530,000	519,199
Fairview KY Independent School District Finance Corporation	4.000	10/01/2042	Aa3	555,000	537,384
Fairview KY Independent School District Finance Corporation	4.000	10/01/2043	Aa3	580,000	554,625
Fairview KY Independent School District Finance Corporation	4.000	10/01/2044	Aa3	515,000	484,131
Fayette County KY Board of Education	4.000	04/01/2042	Aa3	1,000,000	965,550
Fayette County KY Board of Education	4.000	04/01/2043	Aa3	4,020,000	3,870,898
Fayette County KY Board of Education	4.000	04/01/2044	Aa3	4,585,000	4,342,177
Fayette County KY Board of Education	4.000	04/01/2048	Aa3	1,410,000	1,256,014
Fayette County KY School District Finance Corporation	5.000	06/01/2046	Aa3	2,525,000	2,593,554
Fayette County KY School District Finance Corporation	5.000	06/01/2047	Aa3	1,000,000	1,021,200
Fleming County KY School District Finance Corporation	4.250	06/01/2043	Aa3	965,000	947,640
Fleming County KY School District Finance Corporation	4.250	06/01/2044	Aa3	1,010,000	993,618
Floyd County KY School District Finance Corporation	3.500	08/01/2031	Aa3	800,000	795,352
Franklin County KY Board of Education	5.000	06/01/2046	Aa3	2,000,000	2,071,280
Franklin County KY School District Finance Corporation	4.000	02/01/2040	Aa3	1,000,000	989,480
Franklin County KY School District Finance Corporation	4.000	02/01/2041	Aa3	1,020,000	997,601
Graves County KY Board of Education	4.500	05/01/2045	Aa3	610,000	603,046
Hardin County KY Board of Education	4.000	06/01/2040	Aa2	1,000,000	990,350
Hardin County KY Board of Education	4.000	06/01/2044	Aa2	1,000,000	956,310
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	635,603
Hardin County KY School District Finance Corporation	4.000	02/01/2041	Aa3	1,220,000	1,199,821
Hardin County KY School District Finance Corporation	4.000	02/01/2042	Aa3	6,035,000	5,848,574
Hardin County KY School District Finance Corporation	4.000	02/01/2044	Aa3	2,000,000	1,887,560
Harlan KY Independent School District Finance Corporation	4.250	09/01/2041	Aa3	560,000	564,570
Harlan KY Independent School District Finance Corporation	4.375	09/01/2042	Aa3	260,000	260,676
Hart County KY School District Finance Corporation	5.000	05/01/2048	Aa3	1,000,000	1,027,560

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Hazard County KY School District Finance Corporation	4.000%	11/01/2045	Aa3	$815,000	$746,377
Hazard County KY School District Finance Corporation	4.000	11/01/2046	Aa3	900,000	811,935
Hazard KY Independent School District Finance Corporation	4.000	11/01/2040	Aa3	745,000	732,045
Hazard KY Independent School District Finance Corporation	4.000	11/01/2041	Aa3	735,000	710,936
Hazard KY Independent School District Finance Corporation	4.000	11/01/2043	Aa3	595,000	563,263
Henderson County KY School District Finance Commission	4.125	03/01/2045	Aa3	2,485,000	2,336,869
Hopkins County KY School District Finance Corporation	4.000	11/01/2047	Aa3	1,465,000	1,317,621
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,117,153
Jefferson County KY School District Finance Corporation	3.000	12/01/2039	Aa3	385,000	328,636
Jefferson County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,940,000	1,639,281
Johnson County KY School District Finance Corporation	4.500	09/01/2042	Aa3	500,000	504,380
Johnson County KY School District Finance Corporation	4.500	09/01/2043	Aa3	825,000	822,995
Kenton County KY School District Finance Corporation	4.000	04/01/2036	Aa3	1,210,000	1,213,691
Kenton County KY School District Finance Corporation	4.000	04/01/2037	Aa3	1,255,000	1,255,239
Kenton County KY School District Finance Corporation	4.000	04/01/2038	Aa3	1,300,000	1,298,765
Knox County KY School District Finance Corporation	4.000	10/01/2044	Aa3	390,000	368,031
KY State Interlocal School Transportation Association	3.250	03/01/2028	Aa3	475,000	477,807
Madison County KY School District Finance Corporation	4.000	02/01/2042	Aa3	2,545,000	2,472,086
Madison County KY School District Finance Corporation	4.000	02/01/2043	Aa3	1,585,000	1,517,368
Madison County KY School District Finance Corporation	4.000	02/01/2044	Aa3	1,000,000	947,320
Madison County KY School District Finance Corporation	4.250	02/01/2045	Aa3	2,170,000	2,074,889
Marion County KY School District Finance Corporation	4.000	04/01/2038	Aa3	1,000,000	1,007,290
Marion County KY School District Finance Corporation	4.000	04/01/2040	Aa3	1,190,000	1,182,432
Marshall County KY Board of Education	4.000	10/01/2044	Aa3	1,230,000	1,147,467
Mason County KY School District Finance Corporation	4.000	04/01/2043	Aa3	1,145,000	1,117,371
McLean County KY School District Finance Corporation	4.000	02/01/2044	Aa3	845,000	812,594
Meade County KY School District Finance Corporation	4.000	06/01/2036	Aa3	2,215,000	2,216,152
Meade County KY School District Finance Corporation	4.000	06/01/2037	Aa3	2,255,000	2,255,947
Meade County KY School District Finance Corporation	4.000	06/01/2038	Aa3	2,400,000	2,400,240
Mercer County KY School District Finance Corporation	4.000	05/01/2040	Aa3	1,555,000	1,533,526
Mercer County KY School District Finance Corporation	4.000	05/01/2041	Aa3	1,950,000	1,902,440
Mercer County KY School District Finance Corporation	4.000	05/01/2044	Aa3	450,000	423,410
Montgomery County KY School District Finance Corporation	4.250	04/01/2044	Aa3	530,000	516,967
Montgomery County KY School District Finance Corporation	4.375	04/01/2045	Aa3	455,000	442,688
Nelson County KY School District Finance Corporation	4.000	06/01/2041	Aa3	1,695,000	1,651,608
Nelson County KY School District Finance Corporation	4.125	06/01/2042	Aa3	1,765,000	1,729,188
Nelson County KY School District Finance Corporation	4.125	11/01/2044	Aa3	2,160,000	2,048,220
Newport KY Independent School District Finance Corporation	3.500	11/01/2028	Aa3	425,000	425,004
Owensboro KY Independent School District Finance Corporation	4.000	04/01/2041	Aa3	1,545,000	1,507,503
Paris KY Independent School District Finance Corporation	5.000	06/01/2027	Aa3	205,000	209,848
Paris KY Independent School District Finance Corporation	5.000	06/01/2028	Aa3	215,000	223,716
Paris KY Independent School District Finance Corporation	5.000	06/01/2029	Aa3	170,000	179,612
Paris KY Independent School District Finance Corporation	4.000	03/01/2042	Aa3	1,000,000	973,530
Paris KY Independent School District Finance Corporation	4.000	06/01/2043	Aa3	335,000	322,082
Pike County KY School District Finance Corporation	4.000	02/01/2028	Aa3	295,000	295,177
Powell County KY School District Finance Corporation	4.000	02/01/2039	Aa3	1,235,000	1,238,137
Pulaski County KY School District Finance Corporation	4.500	06/01/2045	Aa3	3,300,000	3,274,689
Raceland-Worthington KY Independent School District Finance Corporation	3.400	06/01/2037	Aa3	555,000	529,564
Robertson County KY School District Finance Corporation	4.000	02/01/2042	Aa3	300,000	288,060
Robertson County KY School District Finance Corporation	4.000	02/01/2043	Aa3	310,000	300,734
Rockcastle County KY School District Finance Corporation	4.000	03/01/2038	Aa3	1,140,000	1,146,817
Rockcastle County KY School District Finance Corporation	4.000	03/01/2041	Aa3	1,305,000	1,276,251
Rockcastle County KY School District Finance Corporation	4.000	03/01/2041	Aa3	1,275,000	1,242,768
Rockcastle County KY School District Finance Corporation	4.000	03/01/2042	Aa3	1,015,000	984,692
Rockcastle County KY School District Finance Corporation	4.000	03/01/2043	Aa3	1,205,000	1,153,438
Rockcastle County KY School District Finance Corporation	4.000	03/01/2043	Aa3	500,000	475,725
Rockcastle County KY School District Finance Corporation	4.000	03/01/2044	Aa3	500,000	470,045
Rockcastle County KY School District Finance Corporation	4.000	03/01/2046	Aa3	705,000	645,019
Russell County KY School District Finance Corporation	4.125	02/01/2042	Aa3	655,000	643,380
Russell County KY School District Finance Corporation	4.125	02/01/2043	Aa3	720,000	701,611
Russell County KY School District Finance Corporation	4.250	02/01/2044	Aa3	520,000	507,889
Russell County KY School District Finance Corporation	4.250	02/01/2045	Aa3	565,000	544,378
Russellville KY Independent School District Finance Corporation	4.000	03/01/2044	Aa3	545,000	519,456
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,441,498
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,241,370
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,501,335
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,415,242
Scott County KY School District Finance Corporation	5.000	09/01/2041	Aa3	7,120,000	7,573,046
Scott County KY School District Finance Corporation	4.125	04/01/2047	Aa3	2,025,000	1,870,655
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,241,120
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	2,934,090
Somerset KY Independent School District Finance Corporation	4.625	08/01/2045	Aa3	1,605,000	1,605,401
Somerset KY Independent School District Finance Corporation	4.625	08/01/2046	Aa3	1,655,000	1,645,186
Spencer County KY Board of Education	4.000	12/01/2043	Aa3	800,000	774,320

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Spencer County KY Board of Education	4.375%	12/01/2045	Aa3	$1,085,000	$1,061,814
Taylor County KY School District Finance Corporation	4.000	12/01/2044	Aa3	820,000	780,509
Union County KY School District Finance Corporation	4.500	05/01/2042	Aa3	500,000	506,950
Union County KY School District Finance Corporation	4.500	05/01/2043	Aa3	950,000	961,467
Warren County KY School District Finance Corporation	4.000	02/01/2040	Aa3	2,000,000	1,983,120
Warren County KY School District Finance Corporation	4.250	12/01/2041	Aa3	5,000,000	5,005,500
Wayne Co KY School District Finance Corporation	4.125	12/01/2044	Aa3	1,070,000	1,017,035
Williamstown KY Independent School District Finance Corporation	4.125	05/01/2044	Aa3	490,000	472,115
Woodford County KY School District Finance Corporation	5.000	08/01/2038	Aa3	1,650,000	1,773,899
Woodford County KY School District Finance Corporation	5.000	08/01/2039	Aa3	350,000	374,241
					214,297,070
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
26.93% of Net Assets
KY Association of Counties	5.000	02/01/2028	AA-*	195,000	202,607
KY Association of Counties	4.000	02/01/2029	AA-*	630,000	649,391
KY Association of Counties	5.000	02/01/2029	AA-*	205,000	216,449
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	405,752
KY Association of Counties	5.000	02/01/2030	AA-*	250,000	268,155
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	268,530
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	421,037
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	435,988
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	696,169
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	460,906
KY Association of Counties	4.500	02/01/2036	AA-*	445,000	465,408
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	745,879
KY Association of Counties	4.500	02/01/2037	AA-*	460,000	478,883
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,158,955
KY Association of Counties	4.500	02/01/2038	AA-*	490,000	506,219
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	989,070
KY Association of Counties	4.500	02/01/2039	AA-*	515,000	530,414
KY Association of Counties	5.000	02/01/2039	AA-*	550,000	589,364
KY Association of Counties	4.500	02/01/2040	AA-*	535,000	548,771
KY Association of Counties	4.500	02/01/2041	AA-*	565,000	578,063
KY Association of Counties	3.500	02/01/2042	AA-*	1,215,000	1,102,856
KY Association of Counties	4.500	02/01/2042	AA-*	1,050,000	1,068,816
KY Association of Counties	4.500	02/01/2043	AA-*	1,455,000	1,475,443
KY Association of Counties	4.000	02/01/2043	AA-*	515,000	496,002
KY Association of Counties	4.000	02/01/2048	AA-*	920,000	830,291
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	535,304
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,090,253
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	866,611
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,138,060
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	885,667
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	893,851
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	874,572
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	918,298
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	924,987
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	890,456
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	842,770
KY Bond Corporation Finance Program	4.375	02/01/2041	AA-*	920,000	935,999
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	903,780
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	350,456
KY Bond Corporation Finance Program	4.375	02/01/2043	AA-*	455,000	457,516
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	352,634
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	360,648
KY Bond Corporation Finance Program	4.375	02/01/2047	AA-*	765,000	738,072
KY Bond Development	4.000	02/01/2047	AA-*	510,000	465,406
KY State Bond Corporation	4.750	02/01/2045	AA-*	585,000	595,899
KY State Bond Corporation	4.375	02/01/2046	AA-*	475,000	463,581
KY State Bond Corporation	4.750	02/01/2047	AA-*	570,000	574,264
KY State Bond Corporation Financing Program	4.000	02/01/2041	AA-*	620,000	605,046
KY State Property & Building #115	5.000	04/01/2033	Aa3	4,565,000	4,650,685
KY State Property & Building #115	5.000	04/01/2034	Aa3	13,975,000	14,217,882
KY State Property & Building #115	5.000	04/01/2036	Aa3	14,460,000	14,672,705
KY State Property & Building #117	5.000	05/01/2032	Aa3	3,680,000	3,756,581
KY State Property & Building #117	5.000	05/01/2033	Aa3	3,550,000	3,620,468
KY State Property & Building #117	5.000	05/01/2034	Aa3	5,825,000	5,934,335
KY State Property & Building #117	5.000	05/01/2035	Aa3	5,065,000	5,152,523
KY State Property & Building #117	5.000	05/01/2036	Aa3	5,275,000	5,360,508
KY State Property & Building #119	5.000	05/01/2034	Aa3	725,000	752,862
KY State Property & Building #119	5.000	05/01/2035	Aa3	10,000,000	10,333,200
KY State Property & Building #119	5.000	05/01/2036	Aa3	10,000,000	10,300,600
KY State Property & Building #127	5.000	06/01/2029	Aa3	1,000,000	1,070,580
KY State Property & Building #127	5.250	06/01/2040	Aa3	10,000,000	10,875,900

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #127	5.250%	06/01/2041	Aa3	$8,745,000	$9,495,846
KY State Property & Building #127	5.250	06/01/2042	Aa3	15,975,000	17,255,076
KY State Property & Building #130	4.000	11/01/2041	Aa3	1,500,000	1,467,585
KY State Property & Building #130	5.000	11/01/2042	Aa3	1,500,000	1,620,465
KY State Property & Building #130	4.000	11/01/2043	Aa3	7,000,000	6,667,710
KY State Property & Building #130	5.250	11/01/2044	Aa3	8,140,000	8,848,099
KY State Property & Building #131	4.000	10/01/2044	Aa3	2,500,000	2,326,300
KY State Property & Building #132	4.125	04/01/2045	Aa3	5,000,000	4,762,200
KY State Property & Building #132	5.000	04/01/2045	Aa3	5,000,000	5,281,850
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	A1	1,450,000	1,451,044
Paducah KY	4.250	12/01/2044	AA-*	1,915,000	1,864,310
Somerset KY	5.000	06/01/2029	A1	380,000	404,795
					186,397,657
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.29% of Net Assets
Boyle County KY Educational Facilities Revenue Centre College	5.000	06/01/2037	Baa1	2,865,000	2,887,748
Boyle County KY Educational Facilities Revenue Centre College	5.250	06/01/2043	Baa1	2,000,000	2,067,900
Eastern KY University	5.000	10/01/2026	Aa3	655,000	663,351
Eastern KY University General Receipts	4.500	04/01/2032	Aa3	840,000	840,067
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2029	Baa1	320,000	327,251
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2030	Baa1	170,000	173,461
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	Baa1	1,345,000	1,384,691
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	Baa1	1,605,000	1,646,297
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	Baa1	2,165,000	2,215,271
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	Baa1	2,835,000	2,890,765
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	Baa1	1,340,000	1,361,628
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	Baa1	200,000	191,242
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2039	Baa1	860,000	704,994
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	Baa1	2,545,000	2,183,228
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	4,257,380
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	2,783,424
Murray KY State University General Receipts	4.000	03/01/2043	Aa3	1,410,000	1,354,559
Murray State University	3.000	09/01/2039	Aa3	1,390,000	1,193,079
Murray State University	3.000	09/01/2041	Aa3	1,470,000	1,225,260
University of Kentucky General Receipts	4.000	10/01/2030	Aa2	90,000	90,012
University of Kentucky General Receipts	4.000	10/01/2032	Aa2	750,000	750,045
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	8,160,000	8,153,064
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	10,781,073
University of Kentucky Parking	5.000	04/01/2044	Aa3	1,275,000	1,351,768
University of Kentucky Parking	4.000	10/01/2044	Aa3	1,650,000	1,557,056
University of Kentucky Parking	5.000	04/01/2045	Aa3	1,725,000	1,815,649
University of Louisville	4.000	09/01/2030	Aa3	745,000	765,100
University of Louisville	3.000	09/01/2039	Aa3	1,450,000	1,256,614
University of Louisville	3.000	09/01/2040	Aa3	1,495,000	1,274,712
University of Louisville	3.000	09/01/2042	Aa3	1,575,000	1,291,579
Western KY University	5.000	09/01/2029	Aa3	750,000	800,363
Western KY University	4.000	09/01/2034	Aa3	575,000	576,294
Western KY University	4.000	09/01/2035	Aa3	595,000	596,244
Western KY University	4.000	09/01/2036	Aa3	620,000	621,091
Western KY University	4.000	09/01/2044	Aa3	2,500,000	2,320,825
					64,353,085
PUBLIC FACILITIES REVENUE BONDS
8.46% of Net Assets
Ashland KY	4.000	11/01/2047	A2	675,000	619,063
Bath County KY Public Properties	4.625	06/01/2045	Aa3	1,040,000	1,050,369
Bath County KY Public Properties	4.625	06/01/2046	Aa3	1,090,000	1,098,208
Covington KY	4.000	12/01/2042	A1	955,000	910,172
Covington KY	4.125	12/01/2043	A1	995,000	954,494
Covington KY	4.125	12/01/2044	A1	1,030,000	979,015
Covington KY	4.125	12/01/2045	A1	1,585,000	1,488,157
Covington KY	4.125	12/01/2046	A1	1,665,000	1,549,632
Covington KY	4.000	12/01/2048	A1	2,000,000	1,775,240
Elizabethtown KY	4.000	09/01/2041	Aa2	485,000	471,910
Elizabethtown KY	4.000	09/01/2042	Aa2	710,000	685,896
Elizabethtown KY	4.000	09/01/2044	Aa2	1,510,000	1,419,717
Glasgow KY Park Project	4.000	12/01/2044	A1	1,110,000	1,051,103
Henderson KY	4.000	12/01/2042	Aa3	810,000	783,132
Henderson KY	4.000	12/01/2043	Aa3	840,000	801,973
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,317,713
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,066,060
KY State Certificate of Participation	4.000	04/15/2030	Aa3	1,500,000	1,529,145
KY State Certificate of Participation	4.000	04/15/2031	Aa3	1,350,000	1,373,544
KY State Certificate of Participation	5.000	04/15/2038	Aa3	5,000,000	5,154,250
KY State Certificate of Participation	5.000	06/15/2038	Aa3	7,535,000	7,541,179

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Laurel County KY General Obligation	4.000%	05/01/2031	AA*	$1,295,000	$1,306,331
Laurel County KY General Obligation	4.000	05/01/2034	AA*	1,440,000	1,450,296
Laurel County KY General Obligation	4.000	05/01/2035	AA*	1,495,000	1,504,269
Laurel County KY General Obligation	4.000	05/01/2036	AA*	1,555,000	1,562,495
Laurel County KY General Obligation	4.000	05/01/2037	AA*	1,620,000	1,626,610
Laurel County KY General Obligation	4.000	05/01/2038	AA*	1,680,000	1,684,738
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2029	A1	1,000,000	1,001,590
Madison County KY Public Properties Judicial Center	4.125	06/01/2041	Aa3	1,180,000	1,176,649
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,062,714
Richmond KY General Obligation	4.375	06/01/2044	Aa2	1,270,000	1,271,867
River City, Inc. Parking Authority	3.000	12/01/2036	Aa3	835,000	771,290
River City, Inc. Parking Authority	3.000	12/01/2037	Aa3	860,000	778,919
Scott County KY Public Projects	4.000	05/01/2041	Aa3	1,000,000	987,700
Scott County KY Public Projects	4.000	05/01/2042	Aa3	500,000	487,235
Scott County KY Public Projects	4.000	05/01/2043	Aa3	2,415,000	2,322,240
Scott County KY Public Projects	4.250	05/01/2044	Aa3	3,450,000	3,385,792
Taylor County KY Library	4.000	12/01/2044	Aa3	290,000	278,177
Taylor County KY Library	4.000	12/01/2045	Aa3	300,000	283,545
Taylor County KY Library	4.000	12/01/2046	Aa3	315,000	293,133
Taylor County KY Public Courthouse	4.000	09/01/2027	Aa3	700,000	703,143
					58,558,705
STATE AND LOCAL MORTGAGE/HOUSING BONDS
6.25% of Net Assets
KY State Housing Corporation	3.650	07/01/2027	Aaa	660,000	665,524
KY State Housing Corporation	3.750	07/01/2028	Aaa	345,000	350,275
KY State Housing Corporation	3.850	07/01/2029	Aaa	450,000	458,942
KY State Housing Corporation	3.350	07/01/2029	Aaa	305,000	307,330
KY State Housing Corporation	3.400	07/01/2030	Aaa	200,000	200,938
KY State Housing Corporation	4.250	01/01/2034	Aaa	250,000	257,035
KY State Housing Corporation	4.300	07/01/2034	Aaa	325,000	336,879
KY State Housing Corporation	4.350	01/01/2035	Aaa	310,000	316,104
KY State Housing Corporation	4.350	07/01/2035	Aaa	605,000	613,900
KY State Housing Corporation	4.400	07/01/2038	Aaa	3,005,000	3,044,155
KY State Housing Corporation	4.700	07/01/2043	Aaa	3,500,000	3,550,890
KY State Housing Corporation	4.400	07/01/2044	Aaa	2,945,000	2,883,302
KY State Housing Corporation	4.350	07/01/2044	Aaa	1,200,000	1,189,476
KY State Housing Corporation	4.500	07/01/2045	Aaa	4,000,000	3,919,000
KY State Housing Corporation	4.900	07/01/2045	Aaa	2,000,000	2,043,920
KY State Housing Corporation	4.800	07/01/2045	Aaa	2,445,000	2,458,985
KY State Housing Corporation	4.550	07/01/2046	Aaa	5,500,000	5,449,345
KY State Housing Corporation	4.800	07/01/2048	Aaa	5,680,000	5,580,486
KY State Housing Corporation	4.600	07/01/2049	Aaa	4,000,000	3,861,200
KY State Housing Corporation	4.500	07/01/2049	Aaa	2,040,000	1,954,687
KY State Housing Corporation	4.625	07/01/2049	Aaa	4,000,000	3,864,240
					43,306,613
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.17% of Net Assets
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,810,959
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,390,584
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,200,324
KY Development Corporation Hospital Facilities - St. Elizabeth	5.000	05/01/2039	AA*	1,685,000	1,686,786
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	4,060,000	4,087,527
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2034	A*	580,000	571,781
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	3,769,535
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	2,005,000	1,949,642
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2042	A*	2,750,000	2,881,285
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A*	4,000,000	3,129,800
Warren County KY Hospital	5.000	04/01/2032	AA-*	1,200,000	1,328,112
Warren County KY Hospital	5.000	04/01/2043	AA-*	875,000	930,703
Warren County KY Hospital	5.000	04/01/2044	AA-*	2,685,000	2,833,400
Warren County KY Hospital	5.250	04/01/2049	AA-*	8,000,000	8,252,880
					35,823,318
MUNICIPAL UTILITY REVENUE BONDS
4.38% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa1	1,000,000	1,002,900
Henderson KY	4.000	06/01/2028	Aa3	385,000	393,412
KY Rural Water Finance Corporation	3.000	02/01/2032	AA-*	240,000	234,828
KY Rural Water Finance Corporation	3.000	02/01/2033	AA-*	370,000	359,929
KY Rural Water Finance Corporation	5.125	02/01/2035	AA-*	295,000	295,177
KY Rural Water Finance Corporation	3.000	08/01/2036	AA-*	285,000	262,659
KY Rural Water Finance Corporation	3.000	08/01/2037	AA-*	280,000	254,677
KY Rural Water Financing Corporation	5.000	08/01/2029	AA-*	595,000	635,966
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	410,350

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Association of Counties Finance Corporation	4.000%	02/01/2033	AA-*	$415,000	$419,154
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	10,056,296
Murray KY Electric Plant	3.000	12/01/2036	A1	370,000	336,308
Murray KY Electric Plant	3.000	12/01/2037	A1	380,000	340,879
Murray KY Electric Plant	3.000	12/01/2038	A1	395,000	347,008
Murray KY Electric Plant	3.000	12/01/2039	A1	405,000	349,098
Murray KY Electric Plant	3.000	12/01/2040	A1	420,000	355,706
Murray KY Electric Plant	3.000	12/01/2041	A1	430,000	361,050
Murray KY Electric Plant	3.000	12/01/2042	A1	445,000	365,011
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	246,485
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	276,282
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	306,220
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	200,666
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	325,819
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	410,763
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,094,277
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,170,128
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	1,952,711
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,100,988
Owensboro-Daviess County KY Water	4.000	12/01/2043	A+*	800,000	754,368
Rural Water Financing Agency	5.000	08/01/2030	AA-*	545,000	594,753
Rural Water Financing Agency	5.000	02/01/2043	AA-*	1,965,000	2,091,841
					30,305,709
REFUNDING BONDS
4.15% of Net Assets
Covington KY	4.000	10/01/2040	A1	870,000	861,500
KY Association of Counties	3.000	02/01/2034	AA-*	480,000	454,493
KY Association of Counties	3.000	02/01/2035	AA-*	505,000	473,458
KY Association of Counties	3.000	02/01/2036	AA-*	510,000	466,512
KY State Property & Building #112	5.000	11/01/2026	Aa3	555,000	562,909
KY State Property & Building #133	5.000	09/01/2043	Aa3	2,500,000	2,696,525
KY State Property & Building #133	4.125	09/01/2043	Aa3	2,500,000	2,425,775
KY State Property & Building #133	5.000	09/01/2044	Aa3	5,000,000	5,348,450
KY State Property & Building #133	5.000	09/01/2045	Aa3	10,000,000	10,616,600
KY State Property & Building #133	4.250	09/01/2045	Aa3	5,000,000	4,839,150
					28,745,372
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.26% of Net Assets
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa2	1,385,000	1,393,393
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa2	1,120,000	1,124,323
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa2	400,000	407,600
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa2	500,000	508,390
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2038	Aa2	1,100,000	1,176,813
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2039	Aa2	3,255,000	3,455,052
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2040	Aa2	2,250,000	2,378,385
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2041	Aa2	3,555,000	3,742,277
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2042	Aa2	1,400,000	1,469,006
					15,655,239
AD VALOREM PROPERTY BONDS
0.36% of Net Assets
Henderson KY	5.000	09/01/2029	Aa3	600,000	643,116
Henderson KY	3.000	09/01/2042	Aa3	845,000	695,520
Warren County KY General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,186,174
					2,524,810
AIRPORT REVENUE BONDS
0.16% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1	240,000	240,348
Kenton County Airport	5.000	01/01/2034	A1	275,000	288,882
Kenton County Airport	5.000	01/01/2035	A1	300,000	314,496
Kenton County Airport	5.000	01/01/2037	A1	250,000	260,873
					1,104,599

Total Investments 98.37% of Net Assets					$681,072,177

(cost $692,362,673) (See (a) below for further explanation)

Other assets in excess of liabilities 1.63%					11,288,805

Net Assets 100%					$692,360,982

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2026

(a)	Cost for federal income tax purposes is $692,362,673 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$2,781,900
Unrealized depreciation	(14,072,396)

Net unrealized depreciation	$(11,290,496)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2026 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2026.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	681,072,177
Level 3	Significant Unobservable Inputs	—

681,072,177

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds
March 31, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
22.11% of Net Assets
Canton MS Public School District Certificate of Participation	5.250%	01/01/2045	AA*	$100,000	$107,767
Mississippi State	4.000	10/01/2039	Aa2	200,000	200,188
MS Development Bank Special Obligation Meridian Schools	4.000	04/01/2039	A2	100,000	99,299
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2033	AA*	90,000	90,435
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2037	AA*	200,000	208,666
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2040	AA*	100,000	103,876
MS Development Bank Special Obligation Vicksburg Warren School District	5.500	03/01/2038	AA*	100,000	105,411
					915,642
PUBLIC FACILITIES REVENUE BONDS
19.83% of Net Assets
MS Alcoholic Beverage Control Revenue	4.000	10/01/2045	Aa2	100,000	93,431
MS Alcoholic Beverage Control Revenue	5.000	10/01/2049	Aa2	100,000	102,012
MS Development Bank Special Obligation Dept of Corrections -Walnut Grove	5.000	08/01/2027	AA-*	200,000	206,136
MS Development Bank Special Obligation Desoto County Convention Center	5.000	03/01/2044	AA*	70,000	73,758
MS Development Bank Special Obligation Lauderdale Correctional Facilities	4.000	03/01/2037	Aa3	100,000	99,560
MS Development Bank Special Obligation Vicksburg Sports Complex	5.000	07/01/2048	AA*	245,000	246,171
					821,068
STATE AND LOCAL MORTGAGE/HOUSING BONDS
15.07% of Net Assets
Mississippi State Home Corporation	4.400	12/01/2043	Aa1	350,000	343,237
Mississippi State Home Corporation	4.375	12/01/2044	Aa1	150,000	146,162
Mississippi State Home Corporation	4.050	12/01/2047	Aa1	150,000	134,754
					624,153
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
15.04% of Net Assets
Alcorn MS State University Educational Building Corporation	4.000	09/01/2035	Aa2	100,000	100,143
MS Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	300,000	300,987
MS State University Educational Building Corporation	4.000	08/01/2043	Aa2	125,000	120,593
University of MS Educational Building Corporation	4.000	10/01/2037	Aa2	100,000	101,027
					622,750
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
14.01% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2034	AA*	200,000	200,128
MS Development Bank Special Obligation Olive Branch Public Improvement	4.000	06/01/2044	Aa2	225,000	215,170
Pearl MS	4.750	09/01/2038	A3	155,000	164,743
					580,041
LEASE REVENUE BONDS
5.47% of Net Assets
Warren County MS Certificate of Participation	6.000	09/01/2042	Aa3	100,000	113,546
Warren County MS Certificate of Participation	6.000	09/01/2043	Aa3	100,000	112,859
					226,405
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.04% of Net Assets
Medical Center Educational Building Corporation University of Mississippi	5.000	06/01/2042	Aa2	165,000	167,135

Total Investments 95.57% of Net Assets					$3,957,194

(cost $3,979,410) (See (a) below for further explanation)

Other assets in excess of liabilities 4.43%					183,275

Net Assets 100%					$4,140,469

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $3,979,410 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$29,035
Unrealized depreciation	(51,251)

Net unrealized depreciation	$(22,216)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds
March 31, 2026

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2026 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2026.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	3,957,194
Level 3	Significant Unobservable Inputs	—

$3,957,194

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
20.89% of Net Assets
Buncombe County NC Metropolitan Sewer District	5.000%	07/01/2039	Aaa	$550,000	$550,418
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	249,998
Cary NC Combined Enterprise Systems	4.000	12/01/2042	Aaa	750,000	751,410
Clayton NC Water & Sewer Revenue	5.000	08/01/2040	Aa3	700,000	751,338
Durham NC Utility System Revenue	4.000	08/01/2044	Aa1	250,000	243,018
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,000,230
Fuquay-Varina NC Combined Utilities Revenue	4.000	06/01/2043	Aa2	1,000,000	976,860
Fuquay-Varina NC Combined Utilities Revenue	4.000	02/01/2044	Aa2	1,000,000	964,060
Fuquay-Varina NC Combined Utilities Revenue	4.000	06/01/2045	Aa2	740,000	702,822
Fuquay-Varina NC Combined Utilities Revenue	4.125	06/01/2049	Aa2	1,000,000	931,340
Greensboro NC Enterprise System Revenue	4.000	06/01/2047	Aa1	355,000	331,836
Greenville NC Combined Enterprise System Revenue	5.000	08/01/2044	Aa1	905,000	930,657
Greenville NC Utilities Commision	4.125	12/01/2043	Aa1	460,000	455,138
Greenville NC Utilities Commission Combined Enterprise	5.000	09/01/2049	Aa1	1,250,000	1,298,475
Hendersonville NC Water & Sewer System Revenue	4.500	06/01/2043	Aa3	550,000	567,067
Holly Springs NC Enterprise System Revenue	4.000	11/01/2044	Aa2	1,165,000	1,113,356
Holly Springs NC Enterprise System Revenue	5.000	11/01/2047	Aa2	250,000	263,440
Johnston County NC Water & Sewer Revenue	4.000	04/01/2043	Aa2	300,000	294,192
Johnston County NC Water & Sewer Revenue	5.000	04/01/2043	Aa2	310,000	333,464
Johnston County NC Water & Sewer Revenue	4.000	04/01/2044	Aa2	500,000	482,550
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	143,811
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	301,543
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	229,964
Lincoln County NC Enterprise System Revenue	3.000	08/01/2041	AA*	240,000	205,466
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,151,261
Mebane NC Combined Utilities Revenue	4.000	08/01/2044	Aa3	500,000	478,635
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	95,143
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	195,107
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	125,509
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2032	A*	500,000	500,210
Onslow NC Water & Sewer Authority Combined Enterprises	4.000	12/01/2049	Aa3	375,000	336,743
Salisbury NC Enterprise System Revenue	5.000	02/01/2045	AA-*	540,000	554,926
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	920,175
Sanford NC Enterprise System Revenue	4.000	06/01/2043	Aa3	295,000	288,528
Sanford NC Enterprise System Revenue	4.000	06/01/2044	Aa3	280,000	268,789
Sanford NC Enterprise System Revenue	4.000	06/01/2044	Aa3	330,000	316,787
Sanford NC Enterprise System Revenue	4.000	06/01/2045	Aa3	230,000	217,304
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa2	335,000	321,992
Union County NC Enterprise System Revenue	3.000	06/01/2051	Aa2	250,000	181,430
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,207,282
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	160,227
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	500,585
					21,893,086
SCHOOL IMPROVEMENT BONDS
18.08% of Net Assets
Alamance County NC	4.000	05/01/2041	Aa1	635,000	638,035
Alamance County NC	4.000	05/01/2042	Aa1	305,000	303,917
Ashe NC	4.125	06/01/2044	Aa3	650,000	637,338
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa1	250,000	250,275
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	127,643
Buncombe County NC Limited Obligation	5.000	06/01/2044	Aa1	250,000	267,438
Cabarrus County NC Limited Obligation	4.000	06/01/2034	Aa1	795,000	802,839
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa1	1,650,000	1,661,352
Catawba County NC Limited Obligation	4.000	04/01/2042	Aa2	420,000	415,594
Catawba County NC Limited Obligation	4.000	04/01/2043	Aa2	320,000	312,659
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa1	750,000	758,055
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa1	2,000,000	2,013,140
Duplin County NC	5.000	04/01/2027	A1	100,000	100,000
Harnett County NC Limited Obligation	4.250	04/01/2044	Aa3	650,000	639,555
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	203,610
Macon County NC Limited Obligation	4.000	10/01/2043	Aa3	500,000	487,090
Macon County NC Limited Obligation	4.000	10/01/2044	Aa3	500,000	476,080
Orange County NC Limited Obligation	5.000	10/01/2042	Aa1	250,000	273,945
Pender County NC	4.000	03/01/2045	Aa2	1,050,000	1,008,157
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	501,945
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	550,974
Rutherford County NC Limited Obligation	5.000	03/01/2029	A1	175,000	186,314
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	1,750,000	1,776,950
Scotland County NC	5.000	12/01/2026	A*	50,000	50,740
Scotland County NC	5.000	12/01/2027	A*	140,000	145,069
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,179,592
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	593,292

Surry County NC Limited Obligation	4.000%	06/01/2037	Aa3	$730,000	$731,475
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,503,330
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	350,466
					18,946,869
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.94% of Net Assets
Appalachian NC State University	4.000	10/01/2030	Aa3	200,000	203,060
Appalachian NC State University	4.000	05/01/2033	A1	500,000	505,975
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,035,770
Iredell County NC Community College	5.000	04/01/2026	Aaa	225,000	225,000
Iredell County NC Community College	5.000	04/01/2027	Aaa	325,000	325,371
NC State University at Raleigh	4.000	10/01/2045	Aa1	590,000	560,058
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	500,940
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	747,945
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	254,518
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	251,630
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	250,868
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	756,458
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	503,440
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	439,374
University of NC Wilmington	4.000	06/01/2029	A1	750,000	751,170
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,378,602
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	200,214
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	550,660
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	500,360
University of North Carolina	5.000	10/01/2033	A1	30,000	30,026
University of North Carolina at Wilmington	5.000	10/01/2026	Aa3	300,000	303,750
Western Carolina NC University	5.000	06/01/2027	AA*	250,000	250,930
Western Carolina NC University	5.000	10/01/2035	Aa3	1,000,000	1,029,900
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,015,960
Western Carolina NC University	4.375	04/01/2045	Aa3	600,000	604,218
Western Carolina NC University	5.000	10/01/2045	Aa3	825,000	825,371
Western Carolina NC University	4.500	04/01/2048	Aa3	600,000	596,682
					14,598,250
PUBLIC FACILITIES REVENUE BONDS
8.98% of Net Assets
Burlington NC	4.500	08/01/2044	Aa1	550,000	568,183
Concord NC Limited Obligation	4.000	06/01/2044	Aa1	300,000	292,413
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,009,380
Henderson County NC Limited Obligation	4.125	10/01/2045	Aa2	250,000	242,655
Holly Springs NC Limited Obligation	4.125	10/01/2041	Aa1	500,000	507,905
Holly Springs NC Limited Obligation	4.250	10/01/2043	Aa1	365,000	369,683
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	500,510
Mecklenburg County NC Limited Obligation	4.000	02/01/2043	Aa1	500,000	496,345
Moore County NC	3.000	06/01/2039	Aa2	350,000	310,786
New Hanover County NC Limited Obligation	4.000	10/01/2044	Aa1	1,080,000	1,048,345
Pender County NC Limited Obligation	4.000	04/01/2044	Aa3	1,000,000	956,620
Person County NC Limited Obligation	4.000	12/01/2044	Aa3	1,000,000	955,530
Surry County NC Limited Obligation	3.000	10/01/2038	Aa3	395,000	349,622
Surry County NC Limited Obligation	3.000	10/01/2041	Aa3	635,000	535,229
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	503,765
Wilson City NC	4.000	10/01/2042	Aa2	500,000	492,865
Winston Salem NC Limited Obligation	5.000	06/01/2043	Aa1	250,000	269,608
					9,409,444
NC Housing Finance Agency Homeownership Revenue	4.000	07/01/2039	Aa1	425,000	417,257
NC Housing Finance Agency Homeownership Revenue	4.350	01/01/2044	Aa1	970,000	970,543
NC Housing Finance Agency Homeownership Revenue	4.375	07/01/2044	Aa1	2,435,000	2,433,344
NC State Housing Finance Agency	4.900	07/01/2043	Aa1	1,475,000	1,494,691
NC State Housing Finance Agency	4.350	07/01/2043	Aa1	870,000	863,693
NC State Housing Finance Agency	4.550	07/01/2045	Aa1	500,000	494,910
NC State Housing Finance Agency	5.000	07/01/2046	Aa1	2,350,000	2,369,905
					9,044,343
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa2	590,000	617,771
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa2	1,500,000	1,502,520
Charlotte-Mecklenburg NC Hospital Revenue	5.000	01/15/2027	Aa2	170,000	173,106
Henderson County NC Limited Obligation	4.125	06/01/2046	Aa2	150,000	144,321
NC State Medical Care Commission Health Care Facilities Duke University	4.000	06/01/2042	Aa3	1,060,000	1,034,041
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2040	Aa2	1,000,000	1,001,330
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,385,208
NC State Medical Care Commission Rex Healthcare	4.000	07/01/2049	Aa2	1,000,000	920,180
University of NC Chapel Hill Hospital	4.000	02/01/2046	Aa2	455,000	425,339
					7,203,816

Asheville NC Limited Obligation	3.000%	04/01/2041	Aa1		$250,000	$217,880
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1		840,000	840,596
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1		750,000	750,375
Durham County NC	4.000	06/01/2036	Aaa		225,000	228,539
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3		255,000	255,084
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3		1,250,000	1,250,600
North Carolina State Limited Obligation	5.000	05/01/2028	Aa1		125,000	128,235
Raleigh NC	4.000	04/01/2043	Aaa		695,000	692,449
Sampson County NC Limited Obligation	5.000	09/01/2026	A1		210,000	211,901
Sampson County NC Limited Obligation	4.000	09/01/2036	A1		1,000,000	1,000,520
Sampson County NC Limited Obligation	4.000	09/01/2037	A1		500,000	498,170
						6,074,349
5.38% of Net Assets
Fuquay-Varina NC	4.000	08/01/2042	Aaa		500,000	502,190
Greensboro NC Limited Obligation	4.000	10/01/2044	Aa1		500,000	486,600
Greenville NC Limited Obligation	4.250	03/01/2045	AA-	*	500,000	488,535
Mecklenburg County NC Limited Obligation	4.000	02/01/2044	Aa1		1,195,000	1,171,040
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa2		1,500,000	1,501,215
Wilmington NC Limited Obligation	3.000	06/01/2041	Aa1		370,000	324,742
Winston Salem NC	4.000	06/01/2043	Aaa		1,165,000	1,160,643
						5,634,965
NC State Turnpike Authority	5.000	01/01/2036	AA	*	500,000	518,940
NC State Turnpike Authority	5.000	01/01/2038	AA	*	2,415,000	2,505,200
NC State Turnpike Authority	5.000	01/01/2049	AA	*	500,000	503,870
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1		500,000	501,570
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3		200,000	213,744
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3		20,000	21,374
North Carolina State Limited Obligation	5.000	05/01/2029	Aa1		225,000	241,380
North Carolina Turnpike Authority	5.000	01/01/2029	A1		285,000	289,312
						4,795,390
Charlotte NC Airport Revenue	4.000	07/01/2032	Aa3		100,000	100,932
Charlotte NC Airport Revenue	5.000	07/01/2044	Aa3		250,000	264,455
Charlotte NC Airport Revenue	5.000	07/01/2045	Aa3		500,000	529,975
Charlotte NC Airport Revenue	5.000	07/01/2048	Aa3		425,000	439,854
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3		250,000	255,273
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3		500,000	502,280
Charlotte NC Douglas International Airport	5.000	07/01/2037	Aa3		700,000	713,558
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3		1,325,000	1,343,020
						4,149,347
PREREFUNDED BONDS
1.63% of Net Assets
New Hanover NC Hospital Revenue	5.000	10/01/2028	NR		150,000	155,465
New Hanover NC Hospital Revenue	5.000	10/01/2034	NR		1,500,000	1,554,645
						1,710,110
LEASE REVENUE BONDS
.10% of Net Assets
New Hanover County NC Limitied Obligation	5.000	06/01/2029	Aa1		100,000	107,373

Total Investments 98.84% of Net Assets (cost $105,200,071) (See (a) below for further explanation)						$103,567,342

Other assets in excess of liabilities 1.16%						1,218,789

Net Assets 100%						$104,786,131

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $105,200,071 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$242,137
Unrealized depreciation	(1,874,866)
Net unrealized depreciation	$(1,632,729)

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2026

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2026.

The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2026	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
53.20% of Net Assets
Clarksville TN Electric System Revenue	4.250%	09/01/2040	Aa2	$475,000	$482,994
Clarksville TN Public Building Authority Revenue	4.500	02/01/2043	AA-*	630,000	636,728
Columbia TN	4.000	12/01/2043	AA+*	1,000,000	972,750
Columbia TN	4.000	12/01/2050	AA+*	750,000	679,883
Dickson TN Electric Systems Revenue	5.000	07/01/2043	Aa3	1,000,000	1,066,720
Eastside TN Utility District Hamilton County Waterworks	4.000	05/01/2045	AA*	500,000	471,870
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa2	250,000	250,968
Gallatin TN Electric	4.000	07/01/2043	Aa3	785,000	755,555
Gallatin TN Gas System Revenue	4.000	01/01/2042	AA-*	1,155,000	1,132,431
Hallsdale Powell TN Utility District	4.000	04/01/2039	AA*	700,000	702,555
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	255,049
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	315,013
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,000,100
Harpeth Valley TN Utilities District	4.000	09/01/2043	AA+*	1,105,000	1,081,872
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2039	AA+*	500,000	505,350
Harriman TN	5.000	06/01/2028	AA*	100,000	104,375
Jackson TN Energy Authority Gas System	5.000	06/01/2028	Aa2	150,000	150,233
Knox Chapman TN Utility District	4.000	01/01/2043	AA-*	535,000	520,309
Knox County TN	4.000	06/01/2043	Aa1	500,000	487,235
Knoxville TN Electric	4.000	07/01/2041	Aa2	750,000	748,268
Knoxville TN Electric	4.000	07/01/2044	Aa2	670,000	642,269
Lafollette TN Electric Systems	5.000	06/01/2045	A1	235,000	246,976
Lexington TN Electric Revenue	4.000	08/01/2044	Aa3	500,000	476,200
Loudon TN Water & Sewer	5.000	03/01/2039	A+*	290,000	311,895
Loudon TN Water & Sewer	5.000	03/01/2040	A+*	355,000	379,797
Loudon TN Water & Sewer	5.000	03/01/2041	A+*	425,000	452,557
Loudon TN Water & Sewer	4.000	03/01/2044	AA*	1,000,000	961,550
Marshall County TN Water Revenue	5.000	06/01/2040	AA*	275,000	294,379
Maryville TN	4.000	06/01/2029	Aa2	250,000	250,380
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	778,875
Memphis TN Gas System Revenue	4.000	12/01/2037	Aa1	1,310,000	1,315,185
Metropolitan Government Nashville & Davidson County TN Electric	5.000	05/15/2031	AA-*	100,000	102,478
Metropolitan Government Nashville & Davidson County TN Electric	5.250	05/15/2049	Aa1	1,000,000	1,056,770
Metropolitan Government Nashville & Davidson County TN Water & Sewer	4.000	07/01/2046	Aa2	1,000,000	940,300
Portland TN Water & Sewer	4.000	04/01/2037	A*	900,000	900,027
Portland TN Water & Sewer	4.000	04/01/2040	AA*	750,000	732,690
Pulaski TN Electric Revenue	4.000	06/01/2042	Aa3	500,000	486,610
Springfield TN	5.000	06/01/2027	Aa2	245,000	252,019
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	1,270,000	1,265,377
Watts Bar Utility District TN	5.000	09/01/2045	AA*	200,000	210,424
West Knoxville TN Utility District Knox County Water & Sewer Revenue	4.000	06/01/2046	AA+*	1,000,000	944,280
West Wilson TN Utility District Waterworks	5.000	06/01/2040	AA*	200,000	219,884
West Wilson TN Utility District Waterworks	5.000	06/01/2042	AA*	500,000	530,425
					26,071,605
PUBLIC FACILITIES REVENUE BONDS
9.22% of Net Assets
Hamblen County TN	4.000	05/01/2038	Aa3	880,000	885,650
Hamblen County TN	4.000	05/01/2039	Aa3	1,250,000	1,255,337
Hamblen County TN	4.000	05/01/2045	Aa3	420,000	396,371
Nolensville Town TN	4.000	06/01/2041	Aa1	400,000	397,732
Nolensville Town TN	4.000	06/01/2042	Aa1	600,000	595,734
Sullivan County TN	4.000	02/01/2043	Aa2	1,010,000	984,558
					4,515,382
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.37% of Net Assets
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A*	1,595,000	1,599,514
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A*	950,000	951,729
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	Baa1	1,535,000	1,547,495
					4,098,738
SCHOOL IMPROVEMENT BONDS
7.83% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	75,000	75,014
Collierville TN	4.000	01/01/2046	Aaa	1,000,000	953,880
Decatur County TN	4.000	05/01/2042	A1	390,000	380,936
Montgomery County TN	4.000	04/01/2037	AA*	1,420,000	1,422,215
Montgomery County TN	4.000	06/01/2040	Aa2	500,000	499,980
White County TN	4.000	06/01/2027	AA-*	260,000	260,114
Wilson County TN	4.000	04/01/2039	AA+*	245,000	242,063
					3,834,202
STATE AND LOCAL MORTGAGE/HOUSING BONDS
7.79% of Net Assets
Metropolitan Government Nashville & Davidson County TN 4th and Shelby Apartments Project	4.600	12/01/2044	Aa1	500,000	493,190
TN Housing Development Agency	4.500	07/01/2043	Aa1	1,470,000	1,481,069
TN Housing Development Agency Residential Finance Program	4.150	07/01/2038	Aa1	100,000	99,995
TN Housing Development Agency Residential Finance Program	4.450	07/01/2043	Aa1	1,780,000	1,744,186
					3,818,440

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2026	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.19% of Net Assets
Memphis TN	4.000%	06/01/2041	Aa2		$370,000	$369,982
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa0		750,000	758,737
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa1		500,000	505,090
Sevierville TN	4.000	06/01/2044	Aa2		440,000	419,712
						2,053,521
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.47% of Net Assets
Shelby County TN Health Educational & Housing Facilities Board Rhodes College	4.000	08/01/2037	A3		280,000	275,226
Shelby County TN Health Educational & Housing Facilities Board Rhodes College	4.000	08/01/2040	A3		875,000	833,560
Shelby County TN Health Educational & Housing Facilities Board Rhodes College	4.000	08/01/2027	A3		100,000	100,075
						1,208,861
REFUNDING BONDS
2.39% of Net Assets
Maryville TN	5.000	06/01/2026	Aa2		50,000	50,211
Memphis TN	5.000	10/01/2043	Aa2		750,000	787,838
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa2		200,000	202,558
Sevierville TN	5.000	05/01/2028	Aa2		125,000	131,146
						1,171,753
AIRPORT REVENUE BONDS
2.15% of Net Assets
Metropolitan Nashville TN Airport Authority	5.000	07/01/2046	AA-	*	1,000,000	1,051,140

Total Investments 97.61% of Net Assets						$47,823,642

(cost $48,557,914) (See (a) below for further explanation)

Other assets in excess of liabilities 2.39%						1,171,181

Net Assets 100%						$48,994,823

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $48,557,914 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$82,562
Unrealized depreciation	(816,834)
Net unrealized depreciation	$(734,272)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2026.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	47,823,642
Level 3	Significant Unobservable Inputs	—

$47,823,642

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies
March 31, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL HOME LOAN BANK
81.21% of Net Assets
Federal Home Loan Bank	3.200%	06/10/2027	Aa1	$150,000	$148,985
Federal Home Loan Bank	4.000	06/30/2028	Aa1	500,000	502,733
Federal Home Loan Bank	4.625	01/22/2029	Aa1	450,000	451,285
Federal Home Loan Bank	4.625	06/08/2029	Aa1	250,000	255,666
Federal Home Loan Bank	4.000	08/24/2029	Aa1	250,000	247,721
Federal Home Loan Bank	4.250	10/22/2029	Aa1	375,000	374,534
Federal Home Loan Bank	4.625	11/20/2029	Aa1	250,000	250,399
Federal Home Loan Bank	4.300	03/25/2030	Aa1	500,000	498,148
Federal Home Loan Bank	4.125	06/14/2030	Aa1	500,000	503,813
Federal Home Loan Bank	4.050	07/18/2030	Aa1	400,000	400,183
Federal Home Loan Bank	4.100	07/18/2030	Aa1	400,000	399,821
Federal Home Loan Bank	4.150	07/19/2030	Aa1	250,000	249,411
Federal Home Loan Bank	4.000	08/19/2030	Aa1	250,000	248,454
Federal Home Loan Bank	3.940	08/21/2030	Aa1	250,000	248,371
Federal Home Loan Bank	3.875	10/08/2030	Aa1	200,000	198,190
Federal Home Loan Bank	3.760	11/27/2030	Aa1	250,000	245,976
Federal Home Loan Bank	3.800	03/03/2031	Aa1	250,000	247,037
Federal Home Loan Bank	4.375	12/12/2031	Aa1	250,000	252,457
Federal Home Loan Bank	4.750	12/12/2031	Aa1	450,000	465,146
Federal Home Loan Bank	4.720	08/15/2035	Aa1	125,000	125,426
					6,313,756
FEDERAL NATIONAL MORTGAGE CORPORATION
6.37% of Net Assets
Federal National Mortgage Corporation	3.750	03/06/2031	Aa1	250,000	245,451
Federal National Mortgage Corporation	4.000	10/10/2028	Aa1	250,000	249,544
					494,995
FEDERAL HOME LOAN MORTAGE CORPORATION
6.09% of Net Assets
Federal Home Loan Mortgage Corporation	4.150	04/17/2028	Aa1	225,000	224,991
Federal Home Loan Mortgage Corporation	4.125	02/20/2031	Aa1	250,000	248,748
					473,739
FEDERAL FARM CREDIT
5.11% of Net Assets
Federal Farm Credit Bank	4.210	10/02/2030	Aa1	400,000	397,512

Total Investments 98.78% of Net Assets					$7,680,002

(cost $7,684,084) (See (a) below for further explanation)

Other assets in excess of liabilities 1.22%					94,630

Net Assets 100%					$7,774,632

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $7,684,084 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$25,766
Unrealized depreciation	(29,848)

Net unrealized depreciation	$(4,082)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2026 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2026.

Valuation Inputs	Government Agencies
Level 1 Quoted Prices	—
Level 2 Other Significant Observable Inputs	$7,680,002
Level 3 Significant Unobservable Inputs	—

$7,680,002

Securities held by the Intermediate Government Bond Series are valued using market quotations provided by an independent pricing service. If market quotations are not readily available, the pricing service may provide an evaluated price determinded by a matrix pricing method, which considers information regading securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds
March 31, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
18.83% of Net Assets
IN State Housing & Community Development Authority	5.944%	07/01/2049	Aaa	$125,000	$124,580
KY State Housing Corporation	5.806	07/01/2040	Aaa	125,000	126,803
MN State Housing Finance Authority	5.915	07/01/2044	Aa1	150,000	151,770
NC State Housing Finance Agency	6.128	07/01/2043	Aa1	170,000	174,571
WI State Housing & Economic Development Authority	6.039	09/01/2045	Aa2	25,000	25,453
					603,177
MUNICIPAL UTILITY REVENUE BONDS
15.42% of Net Assets
KY State Rural Water Finance Corporation	3.000	08/01/2050	AA-*	250,000	166,700
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	225,058
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	102,250
					494,008
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
13.72% of Net Assets
North Texas Tollway Authority	6.718	01/01/2049	Aa3	100,000	109,363
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa2	280,000	329,837
					439,200
PUBLIC FACILITIES REVENUE BONDS
10.55% of Net Assets
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	Aa3	190,000	214,538
Montgomery AL Community Cooperative District	2.815	11/01/2049		75,000	47,622
Rhode Island Convention Center	6.060	05/15/2035	A1	70,000	75,537
					337,697
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.32% of Net Assets
Mesa State College CO	6.746	05/15/2042	Aa2	85,000	93,060
Michigan State University	4.496	08/15/2048	Aa2	225,000	205,297
					298,357
MARINA/PORT AUTHORITY REVENUE BONDS
7.28% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa2	200,000	233,134

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.11% of Net Assets
Kansas City MO	5.700	02/01/2046	AA*	100,000	100,364
Waco TX	5.488	02/01/2044	Aa1	125,000	127,203
					227,567
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.24% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	199,828

STATE AND LOCAL MORTGAGE/HOUSING BONDS
4.75% of Net Assets
FL Housing Finance Corporation	6.187	07/01/2050	Aaa	150,000	152,140

SCHOOL IMPROVEMENT BONDS
3.44% of Net Assets
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa1	110,000	110,076

AIRPORT REVENUE BONDS
2.73% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	100,000	87,473

Total Investments 99.39% of Net Assets					$3,182,657

(cost $3,355,298) (See (a) below for further explanation)

Other assets in excess of liabilities .61%					19,497

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $3,355,303 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	43,327
Unrealized depreciation	(215,973)

Net unrealized depreciation	$(172,646)

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds
March 31, 2026

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2026.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		3,182,657
Level 3	Significant Unobservable Inputs		---

$3,182,657

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.